Events Subsequent to June 30, 2022	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events Subsequent to June 30, 2022

C/ EVENTS SUBSEQUENT TO JUNE 30, 2022
Following clearance from the antitrust authorities, the exclusive licensing rights to Libtayo® have been definitively transferred to Regeneron with effect from July 1, 2022.